Financial Instrument - Summary of Year End Trade and Other Receivable (Detail) - Credit risk [member] ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	₨ 107,751	$ 1,558	₨ 68,655
Financial assets neither past due nor impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	64,349	930	34,278
Financial assets past due but not impaired [member] | Not later than one month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	8,728	126	7,725
Financial assets past due but not impaired [member] | Later than one month and not later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	3,359	49	3,897
Financial assets past due but not impaired [member] | Later than three months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	5,992	87	7,278
Financial assets past due but not impaired [member] | Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and other receivable	₨ 25,323	$ 366	₨ 15,477